Intangible Assets, Net (Details)		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value	$ 83,520	$ 83,520	$ 93,140
Land square meters		12,120	12,120
Transaction cost	$ 1,900,000
Amortization expense		$ 1,763,779	$ 633,807	$ 31,425